Description of the Plan	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The Progressive Corporation Executive Deferred Compensation Plan (the "Plan") became effective January 1, 1995, and is maintained pursuant to a 2018 Amendment and Restatement and First Amendment thereto. The Plan permits eligible executives of The Progressive Corporation (the "Company") and certain of its subsidiaries to defer all, or a portion, of their bonuses, annual restricted stock unit awards and incentive awards payable under certain bonus and incentive plans of the Company. Eligible executives include those with bonus targets of at least 35% and other employees designated by the Compensation and Talent Committee (the “C&T Committee”) of the Company's Board of Directors. Plan participation is voluntary.
Eligible executives who wish to participate in the Plan must enter into an irrevocable deferral agreement specifying the portion of the bonus and/or annual stock award to be deferred. Participants must enter into a different deferral agreement for each bonus or other incentive award prior to the year in which the bonus or incentive award is earned. Deferral agreements relating to annual stock awards must be entered into before the year in which the award is granted. Except as described in these notes, each Participant may elect to transfer any portion of their account from one investment fund to another on any day the New York Stock Exchange is open, but not more frequently than twice per calendar quarter.
The Plan is intended to be an unfunded Plan providing benefits for a select group of management and highly compensated employees for purposes of the Employee Retirement Income Security Act of 1974 ("ERISA") and is, therefore, exempt from certain ERISA requirements.
A deferral account is established for all deferrals that relate to the same payout date. The account is credited with an amount equal to the initial amounts deferred as of the date such amounts otherwise would have been paid to the participant in cash. All amounts initially credited to each account will be deemed to be invested in the investment fund selected by the participant. Any deferral of a stock award granted on or after March 17, 2005, shall be deemed to be invested in the company stock fund until the deferral account has been distributed or withdrawn. The gains or losses of each investment fund are allocated among the appropriate accounts based on the proportion each participant's account balance bears to the total account balances for all participants. Each participant’s benefit at any date is equal to the value of his/her account as of that date.
All deferrals credited to a deferral account will be deemed to be invested in one or more of the investment funds available under the Plan, based on the participant's investment election. Investment funds include common shares of the Company, a money market fund, and several stock and bond mutual funds. Income from each fund is deemed to be reinvested in the fund that produced the income.
The investment funds available under the Plan are merely devices used to calculate gains and losses on the amounts deferred by Plan participants. No participant has any rights or interests in any particular funds, securities or property of the Company or the Trust described in Note 4, or in any investment vehicle in which deferrals are deemed to be invested, by virtue of any investment election. Each deferral account, however, shall be credited or charged in accordance with the Plan with gains and losses as if the participant in fact had made a corresponding actual investment.
The balance of each deferral account will be distributed to the participant after the earlier of death, termination of employment, change in control of the Company, or the date on which any fixed deferral period elected by the participant expires. Distribution may also be made with the consent of the Plan committee if the participant experiences an unforeseeable emergency. A participant's fixed deferral period election is irrevocable.
Distributions made on account of the participant's death, unforeseeable emergency, or change in control of the Company will be paid in a lump sum. Distributions made on account of the participant's termination of employment or expiration of a fixed deferral period will be paid in either a lump sum or in three, five or ten annual installments, as elected by the participant. Distributions of deferred stock awards granted in 2005 and later years will be made in common shares of the Company; all other Plan distributions will be made in cash.
The above description is provided for informational purposes. Participants should refer to the Plan documents for a more complete description of the Plan's provisions.